Equity Earnings (Loss) of Joint Ventures (Details) - USD ($)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Summarized statements of operations
Equity (loss) earnings of joint ventures	$ 666,000	$ (2,235,000)	$ (788,000)
VAST LLC
Summarized statements of operations
Net sales	128,963,000	114,338,000	124,929,000
Cost of goods sold	101,910,000	94,060,000	105,132,000
Gross (loss) profit	27,053,000	20,278,000	19,797,000
Engineering, selling and administrative expense	19,710,000	15,866,000	16,155,000
Impairment charge		6,000,000
Income (loss) from operations	7,343,000	(1,588,000)	3,642,000
Other income (expense), net	1,662,000	(115,000)	123,000
Income (loss) before provision for income taxes	9,005,000	(1,703,000)	3,765,000
Provision for income taxes	1,235,000	168,000	41,000
Net income (loss)	7,770,000	(1,871,000)	3,724,000
STRATTEC’s share of VAST LLC net income (loss)	2,590,000	(624,000)	1,241,000
Intercompany profit eliminations	3,000	(15,000)	10,000
Equity (loss) earnings of joint ventures	2,593,000	(639,000)	1,251,000
SAL LLC
Summarized statements of operations
Net sales	369,000	603,000	49,000
Cost of goods sold	610,000	382,000	450,000
Gross (loss) profit	(241,000)	221,000	(401,000)
Engineering, selling and administrative expense	1,534,000	1,311,000	1,492,000
Income (loss) from operations	(1,775,000)	(1,090,000)	(1,893,000)
Other income (expense), net	(155,000)	(34,000)	(4,000)
Net income (loss)	(1,930,000)	(1,124,000)	(1,897,000)
STRATTEC's share of SAL LLC loss	(1,927,000)	(1,124,000)	(1,328,000)
Loss on guarantee of SAL LLC vendor contract			(123,000)
Loss on loan to SAL LLC		(225,000)	(100,000)
Loss on guarantee of SAL LLC credit facility		(247,000)	(488,000)
Equity (loss) earnings of joint ventures	$ (1,927,000)	$ (1,596,000)	$ (2,039,000)